Shareholder Report, Line Graph (Details) 193457_Roundhill NVDA WeeklyPay ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 18, 2025	Dec. 31, 2025
Roundhill NVDA WeeklyPay ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill NVDA WeeklyPay ETF NAV
Accumulated Value	$ 10,000	$ 13,320
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 11,625